Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 20,165,579	¥ 19,423,355
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18,338,627	17,565,291
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	249,877	249,833
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,216,510	1,227,590
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 360,565	¥ 380,641